TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade Receivables And Other Current Assets
Allowance For impairment of accounts receivable, beginning	€ 99	€ 99
Allowance For impairment of accounts receivable Additions
Allowance For impairment of accounts receivable reversal
Allowance For impairment of accounts receivable, ending	€ 99	€ 99